Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of the basic and diluted net loss per share for the years ended December 31, 2012 and 2013, and for nine months ended September 30, 2013 and 2014 (in thousands, except per share data):

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Net loss	$(1,811)	$(5,276)	$(1,583)	$(15,013)
Deemed dividend	—	—	—	(3,230)

Net loss attributable to common stockholders	(1,811)	(5,276)	(1,583)	(18,243)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share:
Shares issued	3,673	3,673	3,673	7,960
Less: restricted stock subject to repurchase	(30)	—	—	—

Net shares outstanding	3,643	3,673	3,673	7,960
Basic and diluted net loss per common share	$(0.50)	$(1.44)	$(0.43)	$(2.29)

Schedule of Antidilutive Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share

The following common stock equivalents outstanding at the end of the periods presented were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Options to purchase common stock	3,595,000	3,640,000	3,640,000	4,837,496
Warrants to purchase common stock	264,000	264,000	264,000	—
Series A Preferred stock	1,789,618	3,899,232	3,899,232	—
Warrants to purchase preferred stock	54,716	54,716	54,716	—

	5,703,334	7,857,948	7,857,948	4,837,496